Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of Net Operating Revenue
	2024	2023	2022
Revenue from supply of energy (a)	34,341	31,671	30,158
Revenue from use of the electricity distribution systems (TUSD)	5,134	4,417	3,685
CVA and Other financial components (1)	423	(213)	(1,147)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers- realization (note 19)	513	1,909	2,360
Transmission revenue (b)
Operation and maintenance revenue	383	373	413
Construction revenue	425	242	407
Interest revenue arising from the financing component in the transmission contract asset (note 13)	433	524	575
Generation indemnity revenue (note 12.2)	86	93	47
Distribution construction revenue	4,712	3,899	3,246
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession	104	149	39
Revenue on financial updating of the Concession Grant Fee (note 12.3)	447	412	467
Transactions in energy on the CCEE	92	146	183
Mechanism for the sale of surplus	-	(4)	453
Supply of gas	3,919	4,139	4,529
Fine for violation of service continuity indicator	(157)	(139)	(94)
PIS/Pasep and Cofins credits to be refunded to consumers	-	-	(830)
Other operating revenues (c)	2,906	2,316	2,658
Deductions on revenue (d)	(13,941)	(13,084)	(12,686)
Revenue	39,820	36,850	34,463

(1)	This income derives from the total additions and amortizations shown in note 13.4.

Schedule of Revenue from Energy Supply
	GWh (1)			R$
	2024	2023	2022	2024	2023	2022
Residential	14,430	13,311	11,956	12,970	10,794	10,133
Industrial	17,820	18,343	18,388	5,377	5,903	5,991
Commercial, services and others	11,802	11,443	10,410	6,613	6,314	6,155
Rural	3,578	3,507	3,359	2,528	2,238	2,050
Public authorities	1,031	973	863	937	786	660
Public lighting	973	1,056	1,138	546	498	535
Public services	920	1,055	1,404	728	744	841
Subtotal	50,554	49,688	47,518	29,699	27,277	26,365
Own consumption	30	30	31	-	-	-
Unbilled revenue	-	-	-	92	166	(189)
	50,584	49,718	47,549	29,791	27,443	26,176
Wholesale supply to other concession holders (2)	17,192	17,328	16,777	4,500	4,183	3,894
Wholesale supply unbilled, net	-	-	-	50	45	88
Total	67,776	67,046	64,326	34,341	31,671	30,158

(1)	Data not audited by independent auditors.
(2)

Includes Sale Contracts in the Regulated Market (CCEARs – Contratos de Comercialização de Energia no Ambiente Regulado) through the Surplus and Deficits Offsetting Mechanism (MSCD: Mecanismo de Compensação de Sobras e Déficits), sales on the Free Market, and the revenues from management of generation assets (GAG – Gestão de Ativos da Geração) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Schedule of Transmission Concession Contract
	2024	2023	2022
Construction and upgrades Revenue (1)	425	242	407
Construction and upgrades costs	(290)	(172)	(291)
Margin	135	70	116
Mark-up (%)	46.55%	40.70%	39.86%
Operation and maintenance Revenue (1)	383	373	413
Operation and maintenance cost	(298)	(292)	(287)
Margin	85	81	126
Mark-up (%)	28.52%	27.74%	43.90%

(1)	This breakdown does not include the financial “Interest revenue arising from the financing component in the transmission contract asset” – which is also part of the concession’s transmission revenue.

Schedule of Other Operating Revenues
	2024	2023	2022
Charged service	18	21	19
Services rendered	98	85	66
Low-income subsidy	463	401	321
Subsidy SCEE (1)	(14)	129	-
Subsidy Eletrobras	104	51	432
Tariff flags subsidy	153	78	290
CDE subsidy to cover tariff discounts	1,334	984	931
Subsidies associated with the EUST	71	47	31
Rental and leasing	562	412	493
Contractual indemnities	-	6	-
Others	117	102	75
Total	2,906	2,316	2,658

(1)	The variation arises from Cemig D's Annual Tariff Readjustment.

Schedule of Deduction on Revenue
	2024	2023	2022
Taxes on revenue
ICMS	5,743	5,043	4,892
Cofins	3,193	3,032	2,948
PIS/Pasep	693	658	643
Others	7	7	5
	9,636	8,740	8,488
Charges to the customer
Global Reversion Reserve (RGR)	8	12	14
Energy Efficiency Program (PEE)	83	74	69
Energy Development Account (CDE)	3,873	3,949	4,057
Research and Development (R&D)	41	37	35
National Scientific and Technological Development Fund (FNDCT)	59	53	49
Energy System Expansion Research (EPE of MME)	30	27	25
Customer charges - Proinfa alternative sources program	58	63	77
Energy services inspection fee	41	37	33
Royalties for use of water resources	68	53	54
Customer charges - the ‘Flag Tariff’ system	-	-	(252)
CDE on R&D	18	16	15
CDE on PEE	26	23	22
	4,305	4,344	4,198
Total	13,941	13,084	12,686